Risk management and financial instruments	7 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk management and financial instruments
Note 23 – Risk management and financial instruments
We are exposed to several market risks, including credit risk, foreign currency risk and interest rate risk. Our policy is to reduce our exposure to these risks, where possible, within boundaries deemed appropriate by the Board and Audit & Risk Committee. This may include the use of derivative instruments.
Credit risk
We have financial assets, including cash and cash equivalents, related party receivables, other receivables and certain amounts receivable on derivative instruments. These assets expose us to credit risk arising from possible default by the counterparty. Most of the counterparties are creditworthy financial institutions or large oil and gas companies and, as such, we do not expect any significant loss to result from non-performance
by such counterparties. However, we have established an allowance on our trade receivables due from related parties reflecting their current financial position, lower credit rating and overdue balances.
We do not demand collateral in the normal course of business. As of September 30, 2022, the credit exposure of derivative financial instruments is limited to our interest rate cap.
Credit risk is also considered as part of our expected credit loss provision. For details on how we estimate expected credit losses refer to Note 5 – “Current expected credit losses”.

Concentration of risk
There is also a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Citibank, Danske Bank A/S, DNB, SABB, and BTG Pactual. We consider these risks to be remote, but, from time to time, we may utilize instruments such as money market deposits to manage concentration of risk with respect to cash and cash equivalents. We also have a concentration of risk with respect to customers, including affiliated companies. For details on the customers with greater than 10% of contract revenues, refer to Note 6 – “Segment information”. For details on amounts due from affiliated companies, refer to Note 24 – “Related party transactions”.
Foreign exchange risk
It is customary in the oil and gas industry that a majority of our revenues and expenses are denominated in U.S. dollars, which is the functional currency of most of our subsidiaries and equity method investees. However, a portion of the revenues and expenses of certain of our subsidiaries and equity method investees are denominated in other currencies. We are therefore exposed to foreign exchange gains and losses that may arise on the revaluation or settlement of monetary balances denominated in foreign currencies. Our foreign exchange exposures primarily relate to cash and working capital balances denominated in foreign currencies. We do not expect these exposures to cause a significant amount of fluctuation in net income and do not currently hedge them. The effect of fluctuations in currency exchange rates arising from our international operations has not had a material impact on our overall operating results.
Interest rate risk
Our exposure to interest rate risk relates mainly to our floating rate debt and balances of surplus funds placed with financial institutions. We manage this risk through the use of derivative arrangements. On May 11, 2018, we purchased an interest rate cap for $68 million to mitigate exposure to future increases of LIBOR. Following the termination of 81% of these derivatives in the quarter ended June 30, 2022, the notional amount covered by the cap is $834 million and results in 89% of our debt being hedged. The interest rate cap is not designated as a hedge and therefore we do not apply hedge accounting. The capped rate against the
3-month
US LIBOR is 2.877% and covers the period from June 15, 2018 to June 15, 2023. The
3-month
LIBOR rate as at September 30, 2022 was 3.755%
The new term loan and second lien debt facilities entered on emergence from Chapter 11 proceedings are referenced to the SOFR, while the Convertible Note is referenced to
3-month
US LIBOR and has fallback previous for reference rate benchmark changes.